Allowance for Credit Losses and Recorded Investment in Commercial Mortgage Loans (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance	$ 40		$ 42		$ 51
Ending balance	5,904		5,912		6,140
Allowance for Credit Losses
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	42	51	51		59		48
Charge-offs	0	(1)	(2)	[1]	(5)	[1]	(23)	[1]
Recoveries	0	0	0		0		0
Provision	(2)	(1)	(7)		(3)		34
Ending balance	40	49	42		51		59
Ending allowance for individually impaired loans	0	0	0		0		0
Ending allowance for loans not individually impaired that were evaluated collectively for impairment	40	49	42		51		59
Commercial Mortgage Loans Recorded Investment
Financing Receivable, Allowance for Credit Losses [Line Items]
Ending balance	5,904	6,076	5,912		6,140		6,772
Ending balance of individually impaired loans	0	2	0		10		30
Ending balance of loans not individually impaired that were evaluated collectively for impairment	$ 5,904	$ 6,074	$ 5,912		$ 6,130		$ 6,742

[1]	Charge-offs in 2010 included $13 million related to held-for-sale commercial mortgage loans that were sold in the third quarter of 2010.